SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         106
                                                -----------
Form 13F Information Table Value Total:         209,362
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

COCA-COLA CO                             191216100  12003    177667    177667         0         0        0         0    177667
ISHARES TR US PFD STK IDX                464288687   9641    270750    270750         0         0        0         0    270750
EXXON MOBIL                              30231G102   9435    129904    129904         0         0        0         0    129904
CHURCH & DWIGHT CO INC                   171340102   8500    192300    192300         0         0        0         0    192300
JOHNSON & JOHNSON                        478160104   8499    133436    133436         0         0        0         0    133436
INTERNATIONAL BUSINESS MACHINES CORP     459200101   8147     46590     46590         0         0        0         0     46590
SOUTHERN COMPANY                         842587107   7033    165980    165980         0         0        0         0    165980
AMERICAN WATER WORKS CO                  030420103   6143    203545    203545         0         0        0         0    203545
PROCTER & GAMBLE                         742718109   5003     79184     79184         0         0        0         0     79184
PRICE T ROWE GROUP INC                   74144T108   5002    104705    104705         0         0        0         0    104705
POWERSHARES ETF TRUST FINL PFD PTFL      73935X229   4917    304450    304450         0         0        0         0    304450
BERKSHIRE HATHA CLASS B                  084670702   4351     61250     61250         0         0        0         0     61250
MICROSOFT CORP                           594918104   4006    160950    160950         0         0        0         0    160950
ACCENTURE PLC                            G1151C101   3946     74900     74900         0         0        0         0     74900
ISHARES TR DOW SEL DIV                   464287168   3876     80350     80350         0         0        0         0     80350
AGL RESOURCES INC                        001204106   3849     94476     94476         0         0        0         0     94476
BROWN FORMAN CLASS B                     115637209   3437     49000     49000         0         0        0         0     49000
ISHARES TR DJ US INDEX FD                464287846   3218     56893     56893         0         0        0         0     56893
GEORGIA PWR CO PFD                       373334457   3133    102048    102048         0         0        0         0    102048
PHILIP MORRIS INTERNATIONAL INC          718172109   3016     48350     48350         0         0        0         0     48350
EQUITY RESIDENTIAL                       29476L107   3008     58000     58000         0         0        0         0     58000
SELECT SECTOR SPDR-ENERGY                81369Y506   2805     47945     47945         0         0        0         0     47945
JOHNSON CONTROLS INC                     478366107   2644    100250    100250         0         0        0         0    100250
DEERE & CO                               244199105   2622     40610     40610         0         0        0         0     40610
3M CO                                    88579Y101   2522     35125     35125         0         0        0         0     35125
MERCK & CO                               58933Y105   2492     76210     76210         0         0        0         0     76210
PAYCHEX INC                              704326107   2401     91055     91055         0         0        0         0     91055
ROYAL DUTCH SHELL ADR                    780259206   2397     38958     38958         0         0        0         0     38958
COSTCO WHSL CORP                         22160K105   2328     28350     28350         0         0        0         0     28350
MCDONALDS CORP                           580135101   2261     25750     25750         0         0        0         0     25750
UNITED TECHNOLOGIES CORP                 913017109   2139     30394     30394         0         0        0         0     30394
SELECT SECTOR SPDR-TECHNOLOGY            81369Y803   2120     89825     89825         0         0        0         0     89825
CLARCOR INC                              179895107   2081     50300     50300         0         0        0         0     50300
FEDEX CORP                               31428X106   2076     30675     30675         0         0        0         0     30675
ABBOTT LABORATORIES                      002824100   2010     39295     39295         0         0        0         0     39295
PEABODY ENERGY                           704549104   1996     58915     58915         0         0        0         0     58915
CONOCOPHILLIPS                           20825C104   1931     30498     30498         0         0        0         0     30498
BANK ONE CAP VI 7.2% 10/15/31            06423W204   1893     73200     73200         0         0        0         0     73200
STERICYCLE INC                           858912108   1877     23250     23250         0         0        0         0     23250
GENERAL DYNAMICS CORP                    369550108   1740     30585     30585         0         0        0         0     30585
BHP BILLITON ADR                         088606108   1710     25730     25730         0         0        0         0     25730
DU PONT E I DE NEMOURS & CO              263534109   1669     41759     41759         0         0        0         0     41759
GENERAL ELECTRIC CAP STEP-UP PUBLIC      369622485   1647     63600     63600         0         0        0         0     63600
IDEXX LABORATORIES INC                   45168D104   1607     23300     23300         0         0        0         0     23300
ISHARES TR 2017 S&P AMTFREEMUNI          464289271   1600     29800     29800         0         0        0         0     29800
MEDCO HEALTH SOLUTIONS INC               58405U102   1416     30197     30197         0         0        0         0     30197
CHUBB CORP                               171232101   1404     23400     23400         0         0        0         0     23400
T J X COS INC                            872540109   1392     25100     25100         0         0        0         0     25100
GENERAL ELECTRIC                         369604103   1392     91462     91462         0         0        0         0     91462
PEPSICO INC                              713448108   1308     21135     21135         0         0        0         0     21135
WALT DISNEY                              254687106   1282     42500     42500         0         0        0         0     42500
CROSS TIMBERS ROYALTY TRUST              22757R109   1276     28625     28625         0         0        0         0     28625
JP MORGAN CHASE CAP XXVI SER Z 8%        48124G104   1222     47800     47800         0         0        0         0     47800
KIMBERLY-CLARK CORP                      494368103   1158     16312     16312         0         0        0         0     16312
SPDR S&P 500                             78462F103   1072      9475      9475         0         0        0         0      9475
HERSHEY                                  427866108   1027     17335     17335         0         0        0         0     17335
DUKE ENERGY NYSE                         26441C105    988     49438     49438         0         0        0         0     49438
AT&T                                     00206R102    975     34170     34170         0         0        0         0     34170
HONEYWELL INTERNATIONAL INC              438516106    964     21950     21950         0         0        0         0     21950
CAL MAINE FOODS INC                      128030202    955     30400     30400         0         0        0         0     30400
WAL-MART STORES INC                      931142103    939     18100     18100         0         0        0         0     18100
CARNIVAL CORP                            143658300    900     29700     29700         0         0        0         0     29700
SOUTHEASTERN BANK FINANCIAL CORP         841584105    873     71052     71052         0         0        0         0     71052
SCHWAB CHARLES CORP                      808513105    856     75975     75975         0         0        0         0     75975
ETFS GOLD TRUST ETF                      26922Y105    789      4900      4900         0         0        0         0      4900
COLONIAL PROP                            195872106    788     43403     43403         0         0        0         0     43403
WASTE MANAGEMENT                         94106L109    778     23900     23900         0         0        0         0     23900
CHEVRON                                  166764100    718      7756      7756         0         0        0         0      7756
TEXAS PACIFIC LAND TRUST                 882610108    709     19520     19520         0         0        0         0     19520
COUSINS PROPS                            222795106    685    117100    117100         0         0        0         0    117100
SELECT SECTOR SPDR-FINANCIAL             81369Y605    677     57300     57300         0         0        0         0     57300
PFIZER                                   717081103    631     35685     35685         0         0        0         0     35685
DOVER CORP                               260003108    615     13200     13200         0         0        0         0     13200
HCP                                      40414L109    613     17474     17474         0         0        0         0     17474
AUTOMATIC DATA PROCESSING INC            053015103    573     12150     12150         0         0        0         0     12150
WACHOVIA CAP TR PFD D                    92979K208    572     22800     22800         0         0        0         0     22800
AMERICAN EXPRESS CO                      025816109    548     12200     12200         0         0        0         0     12200
RIO TINTO ADR                            767204100    538     12200     12200         0         0        0         0     12200
SCHLUMBERGER                             806857108    516      8646      8646         0         0        0         0      8646
AASTROM BIOSCIENCES INC                  00253U305    498    222500    222500         0         0        0         0    222500
SPDR S&P BIOTECH ETF                     78464A870    454      7625      7625         0         0        0         0      7625
WATTS WATER TECHNOLOGIES INC             942749102    448     16800     16800         0         0        0         0     16800
THERMO FISHER SCIENTIFIC INC             883556102    430      8500      8500         0         0        0         0      8500
ELI LILLY AND CO                         532457108    388     10500     10500         0         0        0         0     10500
BRISTOL MYERS                            110122108    361     11510     11510         0         0        0         0     11510
ISHARES TR BARCLYS 1-3YR CREDIT          464288646    358      3440      3440         0         0        0         0      3440
HOME DEPOT INC                           437076102    338     10292     10292         0         0        0         0     10292
ARRIS GROUP INC                          04269Q100    330     32000     32000         0         0        0         0     32000
GENUINE PARTS CO                         372460105    328      6450      6450         0         0        0         0      6450
EMERSON ELECTRIC CO                      291011104    314      7600      7600         0         0        0         0      7600
INTEL CORP                               458140100    298     13950     13950         0         0        0         0     13950
G&K SERVICES INC                         361268105    296     11575     11575         0         0        0         0     11575
VERIZON COMMS                            92343V104    289      7844      7844         0         0        0         0      7844
CHESAPEAKE ENERGY                        165167107    284     11100     11100         0         0        0         0     11100
CATERPILLAR INC                          149123101    266      3600      3600         0         0        0         0      3600
SCANA CORP                               80589M102    261      6442      6442         0         0        0         0      6442
CVS CAREMARK CORP                        126650100    255      7600      7600         0         0        0         0      7600
DOMINION RESOURCES INC                   25746U109    246      4840      4840         0         0        0         0      4840
NUVEEN GEORGIA PREMIUM INCOME MUNICI     67060F102    199     14040     14040         0         0        0         0     14040
NUVEEN GA DIV ADV MUNI FD 2              67072B107    175     12850     12850         0         0        0         0     12850
POWERSHARES ETF TRUST WATER RESOURCE     73935X575    174     11600     11600         0         0        0         0     11600
INTERNAP NETWORK SERVICES CORP           45885A300    152     30776     30776         0         0        0         0     30776
SWISS HELVETIA CLOSED FUND               870875101    149     13300     13300         0         0        0         0     13300
TANZANIAN ROYALTY EXPL                   87600U104    108     30000     30000         0         0        0         0     30000
GULF KEYSTONE PETE ORD                   G4209G108     68     30000     30000         0         0        0         0     30000
SIRIUS XM RADIO INC                      82967N108     15     10000     10000         0         0        0         0     10000